Share Capital - Disclosure of continuity of stock option plan (Details)	12 Months Ended
	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the year | Shares	9,090,000	5,343,000
Weighted average exercise price, beginning of the year | $ / shares	$ 1.07	$ 0.35
Issued | Shares	6,974,000	5,838,000
Weighted average exercise price of share options issued | $ / shares	$ 2.25	$ 1.51
Cancelled | Shares	(152,500)	(155,000)
Weighted average exercise price of share options cancelled | $ / shares	$ (2.23)	$ 1.67
Exercised | Shares	(1,271,028)	(1,936,000)
Weighted average exercise price of share options exercised | $ / shares	$ (0.41)	$ 0.39
Options outstanding, end of the year | Shares	14,640,472	9,090,000
Weighted average exercise price, end of the year | $ / shares	$ 1.64	$ 1.07
Number of options exercisable, end of the year | Shares	10,486,542	6,509,000
Weighted average exercise price of share options exercisable , end of the year | $ / shares	$ 1.46	$ 1